Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(5.39%)	14.31%	(11.69%)	(2.33%)	22.20%	23.19%	(18.12%)	26.20%	9.34%	(4.18%)
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(3.34%)	13.33%	(0.71%)	10.04%	4.04%	21.95%	(13.93%)	23.16%
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	17.50%	41.77%	(38.06%)	21.52%	11.59%	44.37%	(7.68%)	16.75%	11.46%	(9.63%)
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	(1.40%)	19.75%	(45.20%)	45.29%	(3.33%)	35.87%	(14.31%)	11.46%	18.82%	(5.42%)
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	16.41%	15.58%	(55.87%)	39.06%	11.94%	20.55%	(19.60%)	12.57%	28.10%	14.68%
Emerald Insights Fund | Emerald Insights Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	25.34%	40.81%	(31.12%)	23.27%	49.66%	36.24%	(9.11%)	22.55%	3.44%	(0.49%)
Emerald Growth Fund | Emerald Growth Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	19.13%	18.69%	(24.74%)	3.73%	38.42%	28.32%	(11.87%)	27.72%	10.51%	0.96%